INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets with indefinite life
	As of December 31,
	2016	2017
Intangible assets with indefinite life:
Brand name (Note 3)	28,600	1,170,393
Master brand agreement (Note 3)	192,000	192,000

Schedule of intangible assets with definite life

Intangible assets with definite life:
Franchise agreements	11,000	69,691
Non-compete agreement	400	400
Favorable lease agreements	135,874	255,657
Purchased software	55,101	64,694

Total	422,975	1,752,835
Less: Accumulated amortization	(80,281)	(108,863)

Total	342,694	1,643,972

Schedule of unfavorable lease
	As of December 31,
	2016	2017
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(3,102)	(3,232)

Unfavorable lease agreements, net	822	692

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2018	33,404	(130)	33,274
2019	31,885	(130)	31,755
2020	30,830	(130)	30,700
2021	29,490	(130)	29,360
2022	27,440	(130)	27,310
Thereafter	128,530	(42)	128,488

Total	281,579	(692)	280,887